COMMITMENTS AND CONTINGENCIES (Narrative) (Details) In Thousands, unless otherwise specified	1 Months Ended			12 Months Ended
	Feb. 29, 2012 EUR (€)	May 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2012 Cash collateral for outstanding letters of credit [Member] USD ($)	Dec. 31, 2011 Cash collateral for outstanding letters of credit [Member] USD ($)
Commitments And Contingencies [Line Items]
Outstanding letters of credit				$ 285
Restricted cash										285	274
Guarantees as security for the remaining unpaid obligation				83	63
TSA contract, advanced payment received									26,000
Amount repaid on TSA contract									11,700
Amount due from the TSA with respect to services provided under the TSA Contract									17,300
Receivable from TSA									3,000
Write-off of receivable from United States Transportation Security Administration								3,000
Settlement loss			(3,000)					(1,455)
Gain recognized on settlement with the DOL								1,545
Penalty from United States Department of Labor			7,100					7,100
Settlement agreement with the United States Department of Labor, agreed amount			1,500					1,500
Claim against company for wrongful termination				620
Bonus payment from proceeds received by the Company upon the successful sale of subsidiary, percentage				8.00%	8.00%
Term of employment agreement	3 years
Total amount of special bonus payment owed to Manager per 2011 Employment and Termination Agreement	1,500
Employment and termination agreement expense				648	500	696	500
Monthly consulting fees			18
Future minimum payment under conulting agreement during the year ending December 31, 2013				216
Consulting agreement expense				216		216
Annual minimum fees associated with service agreement		375
Future minimum payment under the services agreement during the year ending December 31, 2013				125
Service agreement expense				$ 440		$ 204